Shareholder Report, Holdings (Details)	Oct. 31, 2024
Fidelity Women's Leadership Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Women's Leadership Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Women's Leadership Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Women's Leadership Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Women's Leadership Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Women's Leadership Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Women's Leadership Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Women's Leadership Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Women's Leadership Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Women's Leadership Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Women's Leadership Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Women's Leadership Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Women's Leadership Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Women's Leadership Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Women's Leadership Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Women's Leadership Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Women's Leadership Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Women's Leadership Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Women's Leadership Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Women's Leadership Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Women's Leadership Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Women's Leadership Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Women's Leadership Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Women's Leadership Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Women's Leadership Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Women's Leadership Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Women's Leadership Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Women's Leadership Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Women's Leadership Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Women's Leadership Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Women's Leadership Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Women's Leadership Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Women's Leadership Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor High Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor High Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Advisor High Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Advisor High Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor High Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor High Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor High Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Advisor High Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor High Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor High Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class Z | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor High Income Fund - Class Z | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor High Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor High Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor High Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity Advisor High Income Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor High Income Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor High Income Fund - Class Z | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short Duration High Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Short Duration High Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short Duration High Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Short Duration High Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Short Duration High Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Short Duration High Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Short Duration High Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short Duration High Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Short Duration High Income Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short Duration High Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short Duration High Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short Duration High Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Short Duration High Income Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short Duration High Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Short Duration High Income Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	79.70%
Fidelity Advisor Short Duration High Income Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Short Duration High Income Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Focused High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Focused High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Focused High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Focused High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Focused High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Focused High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Focused High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Focused High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Focused High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Focused High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Focused High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Focused High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Focused High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Focused High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Focused High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Focused High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Focused High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Focused High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Focused High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Focused High Income Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Focused High Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Focused High Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Focused High Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Focused High Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Focused High Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Focused High Income Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Focused High Income Fund | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Focused High Income Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Focused High Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Focused High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Focused High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Focused High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Focused High Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Focused High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI High Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity SAI High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Fidelity SAI High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity SAI High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Fidelity SAI High Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI High Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI High Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI High Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI High Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI High Income Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI High Income Fund | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI High Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI High Income Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI High Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Fidelity SAI High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI High Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI High Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI High Income Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI High Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Women's Leadership Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Women's Leadership Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Women's Leadership Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Women's Leadership Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Women's Leadership Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Women's Leadership Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Women's Leadership Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Women's Leadership Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Women's Leadership Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Advisor Women's Leadership Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Women's Leadership Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Women's Leadership Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Women's Leadership Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Women's Leadership Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Women's Leadership Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Women's Leadership Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Women's Leadership Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Women's Leadership Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Advisor Women's Leadership Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Women's Leadership Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Women's Leadership Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Women's Leadership Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Women's Leadership Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor High Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor High Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Advisor High Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Advisor High Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor High Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor High Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor High Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Advisor High Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor High Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor High Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class M | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor High Income Fund - Class M | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor High Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor High Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor High Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity Advisor High Income Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor High Income Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor High Income Fund - Class M | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short Duration High Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Short Duration High Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short Duration High Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Short Duration High Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Short Duration High Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Short Duration High Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Short Duration High Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short Duration High Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Short Duration High Income Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short Duration High Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short Duration High Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short Duration High Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Short Duration High Income Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short Duration High Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Short Duration High Income Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	79.70%
Fidelity Advisor Short Duration High Income Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Short Duration High Income Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor High Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor High Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Advisor High Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Advisor High Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor High Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor High Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor High Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Advisor High Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor High Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor High Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor High Income Fund - Class I | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor High Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor High Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor High Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity Advisor High Income Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor High Income Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor High Income Fund - Class I | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity High Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity High Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity High Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity High Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity High Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity High Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity High Income Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity High Income Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity High Income Fund | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity High Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity High Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity High Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity High Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity High Income Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity High Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor High Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor High Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor High Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Advisor High Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Advisor High Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor High Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor High Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor High Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Advisor High Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor High Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor High Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor High Income Fund - Class C | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor High Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor High Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor High Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity Advisor High Income Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor High Income Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor High Income Fund - Class C | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity U.S. Low Volatility Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity U.S. Low Volatility Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity U.S. Low Volatility Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity U.S. Low Volatility Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity U.S. Low Volatility Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Low Volatility Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Low Volatility Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Low Volatility Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Low Volatility Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Low Volatility Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Low Volatility Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity U.S. Low Volatility Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity U.S. Low Volatility Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity U.S. Low Volatility Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity U.S. Low Volatility Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity U.S. Low Volatility Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity U.S. Low Volatility Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity U.S. Low Volatility Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity U.S. Low Volatility Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity U.S. Low Volatility Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity U.S. Low Volatility Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity U.S. Low Volatility Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity U.S. Low Volatility Equity Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Low Volatility Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Low Volatility Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity U.S. Low Volatility Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity U.S. Low Volatility Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Low Volatility Equity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Healthy Future Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Healthy Future Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Healthy Future Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Healthy Future Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Healthy Future Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Healthy Future Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Healthy Future Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Healthy Future Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Healthy Future Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Healthy Future Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Healthy Future Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Healthy Future Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Healthy Future Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Healthy Future Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Advisor Healthy Future Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Healthy Future Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Healthy Future Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Healthy Future Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Healthy Future Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Healthy Future Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Healthy Future Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Healthy Future Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Healthy Future Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Healthy Future Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Healthy Future Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Healthy Future Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Healthy Future Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Healthy Future Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Healthy Future Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Healthy Future Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Healthy Future Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Healthy Future Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Healthy Future Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Advisor Healthy Future Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Healthy Future Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Healthy Future Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Healthy Future Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Healthy Future Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Women's Leadership Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Women's Leadership Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Women's Leadership Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Women's Leadership Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Women's Leadership Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Women's Leadership Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Women's Leadership Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Women's Leadership Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Women's Leadership Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Women's Leadership Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Advisor Women's Leadership Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Women's Leadership Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Women's Leadership Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Women's Leadership Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Women's Leadership Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Women's Leadership Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Women's Leadership Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Women's Leadership Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Women's Leadership Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Advisor Women's Leadership Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Women's Leadership Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Women's Leadership Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Women's Leadership Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Women's Leadership Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Short Duration High Income Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short Duration High Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short Duration High Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short Duration High Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Short Duration High Income Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short Duration High Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Short Duration High Income Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	79.70%
Fidelity Advisor Short Duration High Income Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Short Duration High Income Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Healthy Future Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Healthy Future Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Healthy Future Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Healthy Future Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Healthy Future Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Healthy Future Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Healthy Future Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Healthy Future Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Healthy Future Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Healthy Future Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Healthy Future Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Healthy Future Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Healthy Future Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Healthy Future Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Advisor Healthy Future Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Healthy Future Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Healthy Future Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Healthy Future Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Healthy Future Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Short Duration High Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Short Duration High Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short Duration High Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Short Duration High Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Short Duration High Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Short Duration High Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Short Duration High Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short Duration High Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Short Duration High Income Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short Duration High Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short Duration High Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short Duration High Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Short Duration High Income Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short Duration High Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Short Duration High Income Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	79.70%
Fidelity Advisor Short Duration High Income Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Short Duration High Income Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor High Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor High Income Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor High Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Advisor High Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Advisor High Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor High Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor High Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor High Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Fidelity Advisor High Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor High Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor High Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor High Income Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor High Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor High Income Fund - Class A | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor High Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor High Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor High Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor High Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity Advisor High Income Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor High Income Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor High Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor High Income Fund - Class A | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor High Income Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor High Income Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Women's Leadership Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Women's Leadership Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Women's Leadership Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Women's Leadership Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Women's Leadership Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Women's Leadership Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Women's Leadership Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Women's Leadership Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Women's Leadership Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Advisor Women's Leadership Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Women's Leadership Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Women's Leadership Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Women's Leadership Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Women's Leadership Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Women's Leadership Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Women's Leadership Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Women's Leadership Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Women's Leadership Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Advisor Women's Leadership Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Women's Leadership Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Women's Leadership Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Women's Leadership Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Women's Leadership Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Women's Leadership Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Women's Leadership Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Women's Leadership Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Women's Leadership Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Women's Leadership Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Women's Leadership Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Women's Leadership Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Women's Leadership Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Women's Leadership Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Women's Leadership Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Advisor Women's Leadership Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Women's Leadership Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Women's Leadership Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Women's Leadership Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Women's Leadership Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Women's Leadership Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Women's Leadership Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Women's Leadership Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Women's Leadership Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Advisor Women's Leadership Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Women's Leadership Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Women's Leadership Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Women's Leadership Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Women's Leadership Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Short Duration High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Short Duration High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short Duration High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short Duration High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short Duration High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short Duration High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Short Duration High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short Duration High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short Duration High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short Duration High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short Duration High Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short Duration High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short Duration High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Short Duration High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Short Duration High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Short Duration High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Short Duration High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Short Duration High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short Duration High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Short Duration High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Short Duration High Income Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Short Duration High Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short Duration High Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Short Duration High Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Short Duration High Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short Duration High Income Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short Duration High Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Short Duration High Income Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short Duration High Income Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short Duration High Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short Duration High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Short Duration High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	79.70%
Fidelity Short Duration High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Short Duration High Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short Duration High Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short Duration High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Healthy Future Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Healthy Future Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Healthy Future Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Healthy Future Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Healthy Future Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Healthy Future Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Healthy Future Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Healthy Future Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Healthy Future Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Healthy Future Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Healthy Future Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Healthy Future Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Healthy Future Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Healthy Future Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Healthy Future Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Healthy Future Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Healthy Future Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Healthy Future Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Healthy Future Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Healthy Future Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Healthy Future Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Healthy Future Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Healthy Future Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Healthy Future Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Healthy Future Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Healthy Future Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Healthy Future Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Healthy Future Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Healthy Future Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Healthy Future Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Healthy Future Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Capital & Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital & Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Capital & Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Capital & Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Capital & Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Capital & Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital & Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital & Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital & Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital & Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital & Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Capital & Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Capital & Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Capital & Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Capital & Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital & Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Capital & Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Capital & Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Capital & Income Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Capital & Income Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Capital & Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Capital & Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Capital & Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Capital & Income Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Capital & Income Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Capital & Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Capital & Income Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Capital & Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Capital & Income Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Capital & Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Capital & Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Fidelity Capital & Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Capital & Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital & Income Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital & Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Healthy Future Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Healthy Future Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Healthy Future Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Healthy Future Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Healthy Future Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Healthy Future Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Healthy Future Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Healthy Future Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Healthy Future Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Healthy Future Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Healthy Future Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Healthy Future Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Healthy Future Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Healthy Future Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Advisor Healthy Future Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Healthy Future Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Healthy Future Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Healthy Future Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Healthy Future Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Short Duration High Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Short Duration High Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short Duration High Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short Duration High Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short Duration High Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short Duration High Income Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Short Duration High Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Short Duration High Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Advisor Short Duration High Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Short Duration High Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Short Duration High Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Short Duration High Income Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short Duration High Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Short Duration High Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short Duration High Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Short Duration High Income Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short Duration High Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Short Duration High Income Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Short Duration High Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short Duration High Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Short Duration High Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	79.70%
Fidelity Advisor Short Duration High Income Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Short Duration High Income Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Short Duration High Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short Duration High Income Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Women's Leadership Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Women's Leadership Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Women's Leadership Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Women's Leadership Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Women's Leadership Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Women's Leadership Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Women's Leadership Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Women's Leadership Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Women's Leadership Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Women's Leadership Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Women's Leadership Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Advisor Women's Leadership Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Women's Leadership Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Women's Leadership Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Women's Leadership Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Women's Leadership Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Women's Leadership Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Women's Leadership Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Women's Leadership Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Women's Leadership Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Advisor Women's Leadership Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Women's Leadership Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Women's Leadership Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Women's Leadership Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Women's Leadership Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Women's Leadership Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Women's Leadership Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Women's Leadership Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Women's Leadership Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Healthy Future Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Healthy Future Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Healthy Future Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Healthy Future Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Healthy Future Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Healthy Future Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Healthy Future Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Healthy Future Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Healthy Future Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Healthy Future Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Healthy Future Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Healthy Future Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Healthy Future Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Healthy Future Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Healthy Future Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Advisor Healthy Future Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Healthy Future Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Healthy Future Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Healthy Future Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Healthy Future Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Healthy Future Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Healthy Future Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Healthy Future Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series High Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Series High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Series High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Series High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Fidelity Series High Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series High Income Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series High Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series High Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series High Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series High Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series High Income Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series High Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series High Income Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series High Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Fidelity Series High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Series High Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series High Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series High Income Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series High Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series High Income Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%